Events after the reporting period	9 Months Ended
Sep. 30, 2024
Events after the reporting period
Events after the reporting period

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

22.Events after the reporting period

(a)	IHS Holding (2024) dual-tranche Bullet Term Loan Facility

In October 2024, IHS Holding Limited entered into and drew down on a dual-tranche $255.0 million and ZAR 3,246.0 million loan agreement (together totaling approximately $438.6 million). This syndicated facility is scheduled to terminate in October 2029. The majority of the proceeds have been applied toward the repayment of the IHS Holding (2022) Bullet Term Loan Facility.  The applicable interest rate on the dollar tranche is Term SOFR, plus a margin of 4.50% and on the ZAR tranche is JIBAR, plus a margin of 4.50%.

(b)	IHS Holding (2022) Bullet Term Loan Facility

In October 2024, the outstanding principal amount of $430.0 million under this facility was fully repaid with the proceeds from the IHS Holding (2024) dual-tranche Bullet Term Loan Facility described above.

(c)	Nigeria Withholding Tax

On October 2, 2024, the Federal Government of Nigeria released the official gazette of the “Deduction of Tax at Source (Withholding) Regulations, 2024” setting out changes to the withholding tax (“WHT”) regulations which impact the Group’s Nigerian businesses. Effective from January 1, 2025, these changes are expected to reduce the amounts of tax withheld by customers in Nigeria with respect to colocation and telecommunication tower services from 10% to 2%, which is anticipated to lead to an increase in cash flow for IHS from 2025.

Nigerian WHT can be credited against corporation tax (“CIT”) liabilities and is therefore initially recognized as an asset. Historically, the WHT credits each quarter have exceeded the total forecast CIT payable and the unutilized asset has been impaired. Going forward, the Group will reassess the extent to which previously impaired WHT credits can be recovered against future CIT liabilities, taking account of the reduction in the WHT rate from January 2025.